Stockholders' Equity - Equity Based Compensation Expense Outside of 2021 Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Jul. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award granted	0
Equity based Compensation expense	$ 1,341	$ 0
Class A Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity award authorized				100,000
Common stock close price per share			$ 9.66
Shares issued	0